Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt [Abstract]
DEBT

Note 5  DEBT

On September 20, 2022, the Company entered into separate Securities Purchase Agreements with accredited investors pursuant to which the Company issued its 15% Senior Promissory Notes (the “Senior PIK Notes”) in the aggregate principal amount of $3,458. The Company received net proceeds of $2,918, after deducting fees and expenses of $540.

The Senior PIK Notes bear interest at 15% per annum, paid in arrears quarterly by payment in kind through the issuance of additional Senior PIK Notes (“PIK Interest”). The Senior PIK Notes mature on April 1, 2024 (the “Maturity Date”). Commencing on November 1, 2023, the Company is required to pay the holders of the Senior PIK Notes and on each one month anniversary thereof an equal amount until the outstanding principal balance has been paid in full on the Maturity Date. If the Senior PIK Notes are prepaid in the first year, the Company is required to pay the holders the outstanding principal balance, excluding any increases as a result of PIK Interest, multiplied by 1.15.

The Company had agreed to not obtain additional equity or debt financing, without the consent of a majority of the holders of the Senior PIK Notes, other than if a financing pays amounts owed on the Senior PIK Notes, with the exception of certain exempt issuances. The Company shall not incur other indebtedness, except for certain exempt indebtedness, until such time the Senior PIK Notes are repaid in full; however, the Senior PIK Notes are unsecured.

PIK Note Amendment

On May 26, 2023, the Company consummated two issuer tender offers: (i) the Exchange Offer (as described below in Note 7) and (ii) the Offer to Amend 15% Senior Promissory Notes and Consent Solicitation, commenced on April 27, 2023 (the “PIK Note Offer to Amend”), pursuant to which the Company offered all holders of Senior PIK Notes 1.25 shares of Class A Common Stock for every $1.00 of the Original Principal Amount (as defined in the Senior PIK Notes) of such holder’s Senior PIK Notes, in exchange for the consent by such holder of Senior PIK Notes to amendments to the Senior Promissory Note Purchase Agreement, dated September 20, 2022, between the Company and each purchaser of Senior PIK Notes (the “PIK Note Purchase Agreement”).

Pursuant to the PIK Note Offer to Amend, the Company solicited approval from holders of Senior PIK Notes to amend the PIK Note Purchase Agreement to permit the following issuances by the Company of Class A Common Stock and Common Stock Equivalents (as defined in the PIK Note Purchase Agreement), without prepaying the PIK Notes: (i) the issuance of shares of Class A Common Stock in connection with the PIK Offer Note Offer to Amend, (ii) the issuance of shares of Class A Common Stock in connection with the Exchange Offer (as defined in Note 7), (iii) the issuance of shares of Class A Common Stock or Common Stock Equivalents (as defined in the PIK Note Purchase Agreement) in connection with the 2022 Bridge Debenture Release (as defined in Note 7), (iv) the issuance of shares of Class A Common Stock or Common Stock Equivalents (as defined in the PIK Note Purchase Agreement) in (a) a private placement of the Company’s equity, equity-linked or debt securities resulting in gross proceeds to the Company no greater than $5 million (a “Private Placement”) and/or (b) a registered offering of the Company’s equity, equity-linked or debt securities resulting in gross proceeds to the Company no greater than $20 million (a “Public Financing”); provided that (A) the proceeds of a Private Placement resulting in gross proceeds to the Company of at least $2 million are used by the Company to prepay not less than 25% of the Outstanding Principal Balance (as defined in the Senior PIK Notes) as of the date of prepayment on a pro rata basis upon the closing of such Private Placement, and (B) the proceeds of a Public Financing resulting in gross proceeds to the Company of at least $10 million are used by the Company to prepay all of the Outstanding Principal Balance as of the date of prepayment upon the closing of such Public Financing, and (v) the issuance of shares of Class A Common Stock or Common Stock Equivalents (as defined in the PIK Note Purchase Agreement) as Private Placement Additional Consideration (as defined below) (collectively, the “PIK Note Amendment”).

The Company received consents from all Senior PIK Note holders and all required approvals, including stockholder approval, and issued on a pro rata basis to the holders of the Senior PIK Notes 4,321,875 shares of Class A Common Stock in consideration for the PIK Note Amendment.

The Company accounted for the PIK Note Amendment as an extinguishment as the consideration of $1,339 paid to Senior PIK Note holders in the form of Class A Common Stock caused the cash flows after the PIK Note Amendment to change by more than 10%. Due to the short-term nature of the Senior PIK Notes, the Company determined the reacquisition price of debt was equal to the principal amount at the time of the amendment. The Company recognized $1,596 of expense related to the PIK Note Amendment consisting of $256 of unamortized debt issuance costs and $1,339 for the issuance of Class A Common Stock

The Company will continue to pay PIK Interest until maturity or repayment.

As of June 30, 2023, the Company has recorded $3,861 balance as current liabilities based on the monthly installments payment schedule. For the three and six months ended June 30, 2023 the Company recognized $140 and $275, respectively of contractual interest expense on the Senior PIK Notes; and $354 and $448, respectively related to the amortization of debt issuance costs on the Senior PIK Notes. The amortization of debt issuance costs includes $256 of unamortized debt issuance costs at the time of the PIK Note Amendment. Additionally, the Company recognized $627 and $1,034 of contractual interest expense related to the 12.5% Original Issue Discount Convertible Debentures issued in 2021 by Legacy FOXO (the “2021 Bridge Debentures”) for the three and six months ended June 30, 2022 of which $201 and $327, respectively, is for related party holders.

Note 5 DEBT

15% Senior PIK Notes

On September 20, 2022, the Company entered into separate Securities Purchase Agreements with accredited investors pursuant to which the Company issued its 15% Senior PIK Notes (the “Senior PIK Notes”) in the aggregate principal amount of $3,458. The Company received net proceeds of $2,918, after deducting fees and expenses of $540.

The Senior PIK Notes bear interest at 15% per annum, paid in arrears quarterly by payment in kind through the issuance of additional Senior PIK Notes (“PIK Interest”). The Senior PIK Notes mature on April 1, 2024 (the “Maturity Date”). Commencing on November 1, 2023, the Company is required to pay the holders of the Senior PIK Notes and on each one month anniversary thereof an equal amount until the outstanding principal balance has been paid in full on the Maturity Date. If the Senior PIK Notes are prepaid in the first year, the Company is required to pay the holders the outstanding principal balance, excluding any increases as a result of PIK Interest, multiplied by 1.15.

The Company has agreed to not obtain additional equity or debt financing, without the consent of a majority of the holders of the Senior PIK Notes, other than if a financing pays amounts owed on the Senior PIK Notes. The Company shall not incur other indebtedness, except for certain exempt indebtedness, until such time the Senior PIK Notes are repaid in full, however the Senior PIK Notes are unsecured.

The Company has recorded $1,409 as current liabilities based on the monthly installments with the remainder shown as long-term liabilities. As of December 31, 2022 the Company recognized $130 of contractual interest expense on the PIK Notes and $91 related to the amortization of debt issuance costs on the PIK Notes.

2021 Bridge Debentures

During the first quarter of 2021, the Company entered into separate Securities Purchase Agreements with accredited investors (the “2021 Bridge Investors”), pursuant to which the Company issued its 12.5% Original Issue Discount (“OID”) Convertible Debentures for $11,812 in aggregate principal (“2021 Bridge Debentures”). The Company received net proceeds of $9,612 from the sale of the 2021 Bridge Debentures, after an OID of 12.5% and deducting fees and expenses of $888. The 2021 Bridge Debentures were executed in three tranches, with $7,883 in aggregate principal issued on January 25, 2021, $3,367 in aggregate principal issued on February 23, 2021, and $562 in aggregate principal issued on March 4, 2021. Convertible debentures for $3,656 in aggregate principal that were issued on January 25, 2021 to the Company’s former Chief Executive Officer, former Chief Operating Officer, and to an individual who provides consulting services to the Company were presented as related party debt.

Each issuance of 2021 Bridge Debentures included detachable warrants for the right to purchase up to a total of 1,905,853 shares, after giving effect to the conversion of FOXO Class A Common Stock to the Company’s Class A Common Stock. Additional detachable warrants were issued to the underwriter of the issuance of the 2021 Bridge Debentures. The Company concluded the detachable warrants represent freestanding equity-linked financial instruments to be recorded at their fair value on each respective issuance date. The fair value of the detachable warrants was determined using a Black-Scholes valuation model. The additional underwriter warrants were subsequently assigned and surrendered to the Company in exchange for cash payments of approximately $507 during the second quarter of 2022.

The 2021 Bridge Debentures accrued interest at a rate of 12% per annum and require interest only payments on a quarterly basis. The 2021 Bridge Debentures initially had a term of twelve months, but the Company retained the right to extend the maturity date for each issuance for an additional three-month period, a right which was exercised for each issuance during the first quarter of 2022. At that time, the Company entered into an amendment with the 2021 Bridge Investors (the “2021 Bridge Amendment”). The 2021 Bridge Amendment was executed to provide the Company additional time to finalize the Business Combination. The 2021 Bridge Amendment amended the terms of the 2021 Bridge Debentures to, among other things: (i) permit the Company to undertake another offering of convertible debentures, (ii) allow the Company to extend the maturity dates of the 2021 Bridge Debentures an additional five months following the end of the initial three-month extension period, discussed above, and (iii) implement additional amounts owed on the outstanding balance of the 2021 Bridge Debentures under certain circumstances, the first of which related to the signing of the Merger Agreement and resulted in an increase in the outstanding balance of approximately 135%, which was followed by an additional increase of approximately 145% of the outstanding balance when the 2021 Bridge Debentures remained outstanding at the end of the initial three-month extension period.

2022 Bridge Debentures

During the first and second quarters of 2022, the Company entered into separate Securities Purchase Agreements with accredited investors (the “2022 Bridge Investors”), pursuant to which the Company issued its 10% OID Convertible Debentures for $30,800 in aggregate principal (“2022 Bridge Debentures”). The Company received net proceeds of $28,000 from the sale of the 2022 Bridge Debentures, after an OID of 10%. The 2022 Bridge Debentures were issued in three tranches, with $16,500 in aggregate principal issued on March 1, 2022, $8,250 in aggregate principal issued on March 3, 2022 and the remaining $6,050 in aggregate principal issued on April 27, 2022.

The 2022 Bridge Debentures had a term of twelve months from the initial issuance dates and accrued interest at a rate of 12% per annum, of which 12 months was guaranteed. The Company retained the right to extend the maturity date for each issuance for an additional three-month period and incur an extension amount rate of 130% of the outstanding balance. The Company also had the option to prepay the 2022 Bridge Debentures at an amount equal to 120% of the sum of the outstanding principal and unpaid interest thereon if done within 365 days of the original issue date and 130% if during the extension period.

In connection with the sale of the 2022 Bridge Debentures, FOXO entered into a letter agreement between FOXO and an in institutional investor (the “Bridge Investor Side Letter”) pursuant to which FOXO agreed to issue such investor in connection with the Closing, such number of shares of FOXO Class A Common Stock, to be issued immediately prior to the Closing, that would be exchangeable into 350,000 shares of Class A Common Stock. Pursuant to the terms of the Bridge Investor Side Letter, the institutional investor was issued 602,578 shares of FOXO Class A Common Stock which were then exchanged for 350,000 shares of Class A Common Stock.

During the year ended December 31, 2022, the Company recognized contractual interest expense of $1,627 on the 2021 Bridge Debentures, comprised of $508 for related party holders and $1,119 for nonrelated party holders. The contractual interest expense on the 2022 Bridge Debentures was included in the fair value of the debt since the amount was known at the time of each issuance. The contractual interest on the 2022 Bridge Debentures as well as for the accrued and unpaid interest on the 2021 Bridge Debentures converted to shares of FOXO Class A Common Stock and subsequently exchanged for the Company’s Class A Common Stock as part of the Business Combination.